Changes In Liabilities Arising From Financing Activities - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Changes in liabilities arising from financing activities
Opening balance		₨ 444,260	₨ 376,233	₨ 355,684
Cash flows (net)		74,242	77,708	28,282
Other changes	[1]	11,905	(9,681)	(7,733)
Closing balance		530,407	444,260	376,233
Long term interest-bearing loans and borrowings (including current maturities and net of ancillary borrowings cost incurred)
Changes in liabilities arising from financing activities
Opening balance		429,775	365,590	343,536
Cash flows (net)		46,467	83,392	29,504
Other changes	[1]	11,642	(19,207)	(7,450)
Closing balance		487,884	429,775	365,590
Short term interest-bearing loans and borrowings
Changes in liabilities arising from financing activities
Opening balance		14,485	10,643	12,148
Cash flows (net)		27,775	(5,684)	(1,222)
Other changes	[1]	263	9,526	(283)
Closing balance		₨ 42,523	₨ 14,485	₨ 10,643

[1]	includes adjustment for ancillary borrowing cost, unrealised / realised foreign exchange gain / loss